SHARE BASED PAYMENTS - Stock Option Volatility Sensitivity (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Management Options | Base case -20%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	$ 2,000
Management Options | Base case -10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,435,000
Management Options | Base case
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,524,000
Management Options | Base case +10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,600,000
Management Options | Base case +20%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	1,665,000
Employee Options | Base case -20%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	10,307,000
Employee Options | Base case -10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	11,179,000
Employee Options | Base case
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	11,967,000
Employee Options | Base case +10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	12,671,000
Employee Options | Base case +20%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	13,293,000
Topup Options | Base case -20%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	209,000
Topup Options | Base case -10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	231,000
Topup Options | Base case
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	253,000
Topup Options | Base case +10%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	273,000
Topup Options | Base case +20%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Sensitivity of total fair value to expected term	$ 292,000